Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (22.3%)(a)
	Shares	Value
Basic materials (2.7%)
Anhui Conch Cement Co., Ltd. (China)	21,500	$131,316
Astral Foods, Ltd. (South Africa)	783	9,099
Catcher Technology Co., Ltd. (Taiwan)	10,000	77,381
China Oriental Group Co., Ltd. (China)	38,000	23,863
China Railway Construction Corp., Ltd. (China)	29,500	38,629
Evraz PLC (Russia)	12,954	104,673
Formosa Chemicals & Fibre Corp. (Taiwan)	22,000	80,067
Formosa Plastics Corp. (Taiwan)	24,000	85,386
Kumba Iron Ore, Ltd. (South Africa)	1,284	38,292
Lotte Chemical Corp. (South Korea)	108	27,633
PTT Global Chemical PCL (Thailand)	44,500	94,300
Sinopec Shanghai Petrochemical Co., Ltd. (China)	66,000	31,443

		742,082
Capital goods (0.7%)
China Railway Group, Ltd. (China)	65,000	59,282
Daelim Industrial Co., Ltd. (South Korea)	760	64,611
Weichai Power Co., Ltd. Class H (China)	35,000	56,008

		179,901
Communication services (1.4%)
China Mobile, Ltd. (China)	16,500	168,725
KT Corp. (South Korea)	262	6,323
LG Uplus Corp. (South Korea)	7,003	95,328
SK Telecom Co., Ltd. (South Korea)	450	99,700
Telkom SA SOC, Ltd. (South Africa)	6,146	31,061

		401,137
Consumer cyclicals (2.4%)
Astro Malaysia Holdings Bhd (Malaysia)	8,200	3,084
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	1,200	6,157
Dongfeng Motor Group Co., Ltd. (China)	40,000	40,048
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	2,470	15,591
Ford Otomotiv Sanayi AS (Turkey)	2,171	18,994
Geely Automobile Holdings, Ltd. (China)	22,000	42,030
Genting Bhd (Malaysia)	18,300	29,836
Guangzhou Automobile Group Co., Ltd. Class H (China)	84,000	99,182
Haier Electronics Group Co., Ltd. (China)	8,000	23,232
Itausa - Investimentos Itau SA (Preference) (Brazil)	3,120	9,546
Mr Price Group, Ltd. (South Africa)	4,325	56,808
Pou Chen Corp. (Taiwan)	8,000	9,760
President Chain Store Corp. (Taiwan)	6,000	59,142
Qualicorp SA (Brazil)	10,300	41,249
Sinotruk Hong Kong, Ltd. (China)	20,500	43,683
Tekfen Holding AS (Turkey)	3,250	13,139
Wal-Mart de Mexico SAB de CV (Mexico)	47,675	127,451
Zhongsheng Group Holdings, Ltd. (China)	14,500	35,977

		674,909
Consumer staples (1.2%)
Cia Cervecerias Unidas SA ADR (Chile)	959	28,252
Estacio Participacoes SA (Brazil)	900	6,114
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	91,600	24,209
Indofood Sukses Makmur Tbk PT (Indonesia)	39,100	17,520
LG Corp. (South Korea)	430	29,369
Sao Martinho SA (Brazil)	3,800	17,800
Smiles Fidelidade SA (Brazil)	4,000	48,731
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	6,159	6,440
Uni-President Enterprises Corp. (Taiwan)	32,000	77,882
United Tractors Tbk PT (Indonesia)	7,000	13,302
Want Want China Holdings, Ltd. (China)	64,000	53,150

		322,769
Energy (1.6%)
China Petroleum & Chemical Corp. (Sinopec) (China)	152,000	119,873
Ecopetrol SA ADR (Colombia)	4,967	106,492
Jastrzebska Spolka Weglowa SA (Poland)(NON)	1,109	17,620
Petronas Dagangan Bhd (Malaysia)	2,500	15,317
PTT PCL (Foreign depositary shares) (Thailand)	79,500	119,620
Surgutneftegas OJSC (Russia)	51,025	31,828
Thai Oil PCL (Thailand)	11,000	24,090

		434,840
Financials (5.8%)
Banco de Chile ADR (Chile)	722	21,256
Banco do Brasil SA (Brazil)	9,300	115,723
Banco Santander (Brasil) S.A. (Units) (Brazil)	6,100	68,504
Banco Santander Chile ADR (Chile)	1,322	39,330
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	34,175	46,675
Bank of China, Ltd. (China)	60,000	27,208
Bank of Communications Co., Ltd. (China)	104,000	85,181
Capitec Bank Holdings, Ltd. (South Africa)	422	39,483
China Construction Bank Corp. Class H (China)	13,000	11,144
Country Garden Holdings co., Ltd. (China)	50,000	78,075
FirstRand, Ltd. (South Africa)	15,121	65,981
Fosun International, Ltd. (China)	34,500	58,563
Grupo Financiero Banorte SAB de CV (Mexico)	15,734	85,478
Guangzhou R&F Properties Co., Ltd. (China)	27,600	59,691
Hana Financial Group, Inc. (South Korea)	1,680	53,869
Industrial & Commercial Bank of China, Ltd. (China)	231,000	169,187
Industrial Bank of Korea (South Korea)	3,564	44,111
IRB Brasil Resseguros SA (Brazil)	3,700	86,231
Itau Unibanco Holding SA (Preference) (Brazil)	10,600	93,212
KB Financial Group, Inc. (South Korea)	168	6,209
Korea Investment Holdings Co., Ltd. (South Korea)	805	44,018
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	12,500	139,955
Sberbank of Russia PJSC ADR (Russia)	5,361	71,087
Shinhan Financial Group Co., Ltd. (South Korea)	983	36,414
Yuanta Financial Holding Co., Ltd. (Taiwan)	95,000	54,064

		1,600,649
Health care (0.4%)
China Shineway Pharmaceutical Group, Ltd. (China)	9,000	9,011
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	10,000	44,239
Hypermarcas SA (Brazil)	7,582	50,155

		103,405
Technology (5.0%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	1,098	200,330
AU Optronics Corp. (Taiwan)	98,000	36,078
Delta Electronics Thailand PCL (Thailand)	5,900	13,200
HannStar Display Corp. (Taiwan)	52,000	11,500
Innolux Corp. (Taiwan)	8,000	2,600
Naspers, Ltd. Class N (South Africa)	122	28,174
Radiant Opto-Electronics Corp. (Taiwan)	27,000	86,284
Samsung Electronics Co., Ltd. (South Korea)	10,016	393,875
SK Hynix, Inc. (South Korea)	2,309	150,877
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3,833	157,000
Tencent Holdings, Ltd. (China)	5,300	243,702
Tianneng Power International, Ltd. (China)	20,000	18,010
Tripod Technology Corp. (Taiwan)	9,000	29,085

		1,370,715
Transportation (0.3%)
AirAsia Bhd (Malaysia)	45,900	29,936
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,689	37,711
Imperial Holdings, Ltd. (South Africa)	4,926	20,440

		88,087
Utilities and power (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	7,200	77,234
Enel Americas SA ADR (Chile)	3,761	33,586
Glow Energy PCL (Thailand)	7,400	21,219
Inter RAO UES PJSC (Russia)	486,343	27,664
Manila Electric Co. (Philippines)	2,510	18,173
Tenaga Nasional Bhd (Malaysia)	13,600	42,243

		220,119

Total common stocks (cost $5,867,339)		$6,138,613

INVESTMENT COMPANIES (9.5%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	8,300	$388,191
Energy Select Sector SPDR Fund	5,841	386,207
Health Care Select Sector SPDR Fund	4,158	381,497
Industrial Select Sector SPDR Fund(S)	4,994	374,700
iShares MSCI India ETF (India)(S)	8,704	306,816
Real Estate Select Sector SPDR Fund(S)	10,982	397,768
Utility Select Sector SPDR Fund(S)	6,687	388,983

Total investment companies (cost $2,495,169)		$2,624,162

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.4%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (7.4%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 4/1/49	$1,000,000	$1,028,438
3.50%, TBA, 4/1/49	1,000,000	1,013,438

		2,041,876

Total U.S. government and agency mortgage obligations (cost $2,017,383)		$2,041,876

COMMODITY LINKED NOTES (7.4%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.17%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$441,679
Bank of America Corp. 144A unsub. notes 1-month LIBOR less 0.22%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	100,000	133,096
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.15%, 2019 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)	224,000	319,722
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.18%, 2019 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	312,000	265,744
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	366,000	364,313
UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2020 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)	241,000	246,857
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	97,000	138,770
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)	90,000	128,818

Total commodity Linked Notes (cost $1,730,000)		$2,038,999

MORTGAGE-BACKED SECURITIES (6.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.016%, 10/15/40	$21,889	$3,473
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	75,433	12,164
Ser. 4259, Class DI, IO, 4.00%, 6/15/43	122,685	17,367
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	35,603	4,598
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.566%, 8/15/38	99,076	5,944
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	74,630	7,539
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	79,853	5,789
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	100,023	16,642
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	155,426	16,401
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	67,892	5,531
Federal National Mortgage Association
Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	189,125	38,984
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	3,478	3,698
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	53,424	12,670
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	221,061	44,075
Ser. 15-30, IO, 5.50%, 5/25/45	193,920	41,148
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.115%, 1/25/44	91,860	16,535
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	89,602	15,204
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 2/25/47	123,172	19,739
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 9/25/46	89,314	13,298
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	41,479	3,383
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 3.265%, 10/25/47	385,329	44,691
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	44,365	4,203
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	159,826	8,862
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	52,081	2,775
Government National Mortgage Association
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	176,344	42,330
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	116,234	22,861
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	85,419	11,135
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	55,743	11,915
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	40,998	7,710
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	1,011	67
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	37,266	7,964
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	53,637	11,537
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	38,884	8,311
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	58,625	12,483
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	67,951	12,486
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	78,132	15,449
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	159,284	18,168
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	55,246	11,778
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	62,046	9,381
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	15,109	2,961
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.198%, 1/16/40	232,839	31,433
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 4.092%, 6/20/40	116,239	20,473
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	189,172	31,111
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	38,137	5,026
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	80,964	12,192
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	64,188	12,786
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	87,624	15,504
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	37,563	5,972
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	77,419	4,644
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.762%, 7/20/48	155,488	21,574
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.712%, 8/20/48	117,839	16,179
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.662%, 9/20/43	24,913	3,994
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.562%, 2/20/41	54,655	8,308
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.512%, 11/20/39	88,697	6,148
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	94,015	13,013
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	92,461	14,385
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	60,528	7,403
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	32,864	3,390
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	32,311	4,280
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	28,915	2,904
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	70,110	4,604
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	15,587	485
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	53,627	5,791
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	130,279	14,168
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	140,330	8,785
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	56,258	4,531
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	96,277	4,831
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	46,026	3,512
Ser. 18-H05, Class AI, IO, 2.933%, 2/20/68(WAC)	121,036	16,226
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65(WAC)	111,129	13,402
Ser. 17-H06, Class BI, IO, 2.341%, 2/20/67(WAC)	110,798	12,742
Ser. 17-H02, Class BI, IO, 2.338%, 1/20/67(WAC)	134,309	15,987
Ser. 17-H11, Class NI, IO, 2.165%, 5/20/67(WAC)	212,230	22,939
FRB Ser. 16-H16, Class DI, IO, 2.134%, 6/20/66(WAC)	92,485	10,520
Ser. 16-H03, Class AI, IO, 2.10%, 1/20/66(WAC)	137,739	12,741
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)	383,742	25,791
Ser. 15-H15, Class JI, IO, 1.978%, 6/20/65(WAC)	236,195	22,557
Ser. 15-H20, Class CI, IO, 1.954%, 8/20/65(WAC)	152,863	15,183
FRB Ser. 15-H16, Class XI, IO, 1.934%, 7/20/65(WAC)	89,507	9,004
Ser. 15-H19, Class NI, IO, 1.925%, 7/20/65(WAC)	169,088	15,269
Ser. 15-H25, Class BI, IO, 1.886%, 10/20/65(WAC)	249,503	22,056
Ser. 16-H02, Class BI, IO, 1.873%, 11/20/65(WAC)	284,778	24,970
Ser. 15-H18, Class IA, IO, 1.835%, 6/20/65(WAC)	83,435	5,357
Ser. 15-H10, Class CI, IO, 1.827%, 4/20/65(WAC)	140,223	12,144
Ser. 15-H26, Class GI, IO, 1.811%, 10/20/65(WAC)	187,795	16,582
Ser. 16-H04, Class KI, IO, 1.761%, 2/20/66(WAC)	98,638	7,398
Ser. 17-H14, Class DI, IO, 1.72%, 6/20/67(WAC)	297,857	20,467
Ser. 15-H09, Class BI, IO, 1.711%, 3/20/65(WAC)	193,966	14,709
Ser. 15-H10, Class EI, IO, 1.638%, 4/20/65(WAC)	116,635	5,509
Ser. 15-H09, Class AI, IO, 1.637%, 4/20/65(WAC)	193,273	15,758
Ser. 15-H24, Class BI, IO, 1.629%, 8/20/65(WAC)	378,987	15,477
Ser. 14-H21, Class AI, IO, 1.629%, 10/20/64(WAC)	180,960	14,759
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	253,507	19,495
Ser. 11-H15, Class AI, IO, 1.542%, 6/20/61(WAC)	92,466	4,739
Ser. 16-H08, Class GI, IO, 1.44%, 4/20/66(WAC)	205,116	10,996

		1,261,452
Commercial mortgage-backed securities (0.7%)
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.251%, 3/11/39 (In default)(NON)(WAC)	25,000	3,157
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.416%, 6/10/48(WAC)	12,823	11,278
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.901%, 12/10/41(WAC)	43,439	244
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.53%, 9/10/47(WAC)	27,000	24,213
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.564%, 8/15/46(WAC)	16,000	13,558
ML-CFC Commercial Mortgage Trust Ser. 07-6, Class AM, 5.501%, 3/12/51(WAC)	8,419	7,998
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.242%, 12/12/49(WAC)	18,320	143
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)	17,000	11,859
Ser. 13-C6, Class E, 3.50%, 4/10/46	38,000	29,025
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	16,897
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	68,591

		186,963
Residential mortgage-backed securities (non-agency) (1.0%)
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.411%, 4/25/34	13,223	14,366
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 4.753%, 4/25/37(WAC)	38,590	38,847
Countrywide Alternative Loan Trust FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%), 3.306%, 8/25/35	14,600	12,775
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 3.106%, 4/25/35	9,311	8,245
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.736%, 9/25/28	59,830	85,662
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.186%, 4/25/28	11,180	12,784
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.986%, 9/25/29	10,000	11,314
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.136%, 9/25/29	10,000	10,775
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.286%, 2/25/30	10,000	10,287
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.836%, 1/25/31	16,000	16,037
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.406%, 10/25/44	22,254	21,820
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR4, Class 1A3, 5.145%, 4/25/35(WAC)	25,317	25,835
FRB Ser. 06-AR6, Class 7A2, 4.81%, 3/25/36(WAC)	6,879	6,821

		275,568

Total mortgage-backed securities (cost $1,822,330)		$1,723,983

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. 144A (China)	12/12/19	$0.00	57,808	$103,053
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/25/20	0.00	8,200	35,191
Gree Electric Appliances of Zhuhai, Inc. 144A (China)	8/29/19	0.00	17,396	122,208
Guangdong Kangmei Pharmaceutic 144A (China)	12/12/19	0.00	17,152	26,672

Total warrants (cost $260,574)				$287,124

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.286%, 11/25/50	$34,000	$34,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.381%, 4/24/19	$65,000	65,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 9/24/19	90,000	90,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 7/24/19	51,000	51,000

Total asset-backed securities (cost $240,000)		$240,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.784%, 5/31/22 (Argentina)	ARS	195,000	$4,272
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		66,667	64,583
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		39,000	42,770
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		70,000	73,675
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		12,000	3,450

Total foreign government and agency bonds and notes (cost $192,423)			$188,750

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$20,852
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	11,830
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	22,496
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	12,000	12,690
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	28,000	28,392
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,030
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	5,460
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)	10,000	8,962

Total corporate bonds and notes (cost $111,990)		$112,712

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$8,600	$780
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	8,600	704

Total purchased swap options outstanding (cost $1,846)			$1,484

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	621,464	GBP	477,150	$3,926
SPDR S&P 500 ETF Trust (Put)	Nov-19/240.00	723,714		2,562	8,575
SPDR S&P 500 ETF Trust (Put)	Oct-19/240.00	728,233		2,578	7,690
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Feb-20/240.00	718,064		2,542	13,064
SPDR S&P 500 ETF Trust (Put)	Jan-20/230.00	716,934		2,538	8,627
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	648,800		648,800	1
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-20/250.00	703,375		2,490	18,289
SPDR S&P 500 ETF Trust (Put)	Dec-19/215.00	694,618		2,459	4,783

Total purchased options outstanding (cost $139,346)					$64,955

SHORT-TERM INVESTMENTS (55.4%)(a)
		Principal amount/ shares	Value
Interest in $154,678,000 joint tri-party repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 4/1/19 - maturity value of $1,187,257 for an effective yield of 2.600% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 5.000% and due dates ranging from 4/1/34 to 11/1/48, valued at $157,771,561)		$1,187,000	$1,187,000
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	Shares	977,075	977,075
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	6,305,224	6,305,224
ABN AMRO Funding USA, LLC commercial paper 2.664%, 5/20/19		$250,000	$249,066
American Honda Finance Corp. commercial paper 2.454%, 4/9/19		250,000	249,814
Apple, Inc. commercial paper 2.480%, 4/2/19		250,000	249,935
Atlantic Asset Securitization, LLC asset backed commercial paper 2.831%, 4/8/19		250,000	249,830
BPCE SA commercial paper 2.537%, 5/1/19		250,000	249,451
CAFCO, LLC asset backed commercial paper 2.577%, 6/21/19		250,000	248,530
Chariot Funding, LLC asset backed commercial paper 2.789%, 4/2/19		250,000	249,931
CHARTA, LLC asset backed commercial paper 2.567%, 5/28/19		250,000	248,950
Gotham Funding Corp. asset backed commercial paper 2.566%, 5/21/19		250,000	249,077
Liberty Street Funding, LLC asset backed commercial paper 2.556%, 6/4/19		250,000	248,831
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.477%, 4/16/19		250,000	249,693
Mizuho Bank, Ltd./New York, NY commercial paper 2.509%, 4/24/19		250,000	249,563
National Bank of Canada commercial paper 2.519%, 5/8/19		250,000	249,311
Nationwide Building Society commercial paper 2.805%, 5/10/19		250,000	249,269
Nestle Capital Corp. commercial paper 2.623%, 5/17/19		270,000	269,101
Prudential PLC commercial paper 2.463%, 4/5/19		250,000	249,883
Regency Markets No. 1, LLC asset backed commercial paper 2.505%, 4/4/19		250,000	249,898
Simon Property Group LP commercial paper 2.525%, 5/28/19		250,000	248,951
Societe Generale SA commercial paper 2.779%, 4/3/19		250,000	249,915
Svenska Handelsbanken AB commercial paper 2.614%, 4/8/19		250,000	249,832
Thunder Bay Funding, LLC asset backed commercial paper 2.456%, 4/12/19		250,000	249,762
Walmart, Inc. commercial paper 2.481%, 4/8/19		250,000	249,832
U.S. Treasury Bills 2.434%, 5/23/19(SEG)(SEGSF)(SEGCCS)		351,000	349,812
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)		245,001	244,839
U.S. Treasury Bills 2.481%, 4/18/19(SEGCCS)		112,000	111,875
U.S. Treasury Bills 2.537%, 6/6/19(SEGSF)(SEGCCS)		317,000	315,628
U.S. Treasury Bills 2.548%, 6/13/19(SEG)(SEGCCS)		264,000	262,735

Total short-term investments (cost $15,263,301)			$15,262,613
TOTAL INVESTMENTS

Total investments (cost $30,141,701)			$30,725,271

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $10,272,241) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$187,013	$186,678	$335
		Brazilian Real	Buy	4/2/19	72,305	74,573	(2,268)
		Brazilian Real	Sell	4/2/19	72,305	74,046	1,741
		Canadian Dollar	Buy	4/17/19	151,744	154,112	(2,368)
		Canadian Dollar	Sell	4/17/19	151,744	151,457	(287)
		Euro	Sell	6/19/19	251,912	256,167	4,255
		Japanese Yen	Sell	5/15/19	116,338	118,702	2,364
		New Zealand Dollar	Buy	4/17/19	153,337	152,702	635
		New Zealand Dollar	Sell	4/17/19	153,337	153,411	74
		Norwegian Krone	Buy	6/19/19	198,485	200,224	(1,739)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	38,070	38,058	12
		Australian Dollar	Sell	4/17/19	38,070	38,286	216
		Canadian Dollar	Sell	4/17/19	300,494	303,026	2,532
		Euro	Sell	6/19/19	152,321	154,906	2,585
		Japanese Yen	Buy	5/15/19	1,587	290	1,297
		New Zealand Dollar	Buy	4/17/19	151,429	151,009	420
		New Zealand Dollar	Sell	4/17/19	151,429	151,397	(32)
		Norwegian Krone	Buy	6/19/19	97,800	98,627	(827)
		Swedish Krona	Buy	6/19/19	76,597	76,154	443
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	190,210	190,205	5
		Canadian Dollar	Sell	4/17/19	112,741	114,210	1,469
		Euro	Sell	6/19/19	88,525	90,032	1,507
		Japanese Yen	Sell	5/15/19	188,940	193,336	4,396
		New Zealand Dollar	Buy	4/17/19	75,749	75,868	(119)
		New Zealand Dollar	Sell	4/17/19	75,749	76,466	717
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	287,942	287,750	192
		Canadian Dollar	Sell	4/17/19	5,540	5,709	169
		Japanese Yen	Sell	5/15/19	39,357	40,193	836
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	188,221	189,530	(1,309)
		Brazilian Real	Buy	4/2/19	147,752	151,619	(3,867)
		Brazilian Real	Sell	4/2/19	147,752	149,064	1,312
		Canadian Dollar	Buy	4/17/19	6,588	6,576	12
		Canadian Dollar	Sell	4/17/19	6,588	6,497	(91)
		Euro	Sell	6/19/19	136,852	139,186	2,334
		Japanese Yen	Sell	5/15/19	113,998	116,169	2,171
		New Zealand Dollar	Sell	4/17/19	75,885	74,711	(1,174)
		Norwegian Krone	Buy	6/19/19	475,105	479,123	(4,018)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	188,292	187,864	428
		British Pound	Buy	6/19/19	154,416	157,292	(2,876)
		Canadian Dollar	Sell	4/17/19	112,218	112,342	124
		Chinese Yuan (Offshore)	Buy	5/15/19	48,352	47,977	375
		Euro	Sell	6/19/19	168,694	171,550	2,856
		Japanese Yen	Buy	5/15/19	76,521	76,802	(281)
		New Zealand Dollar	Buy	4/17/19	77,111	77,373	(262)
		New Zealand Dollar	Sell	4/17/19	77,111	76,337	(774)
		Norwegian Krone	Sell	6/19/19	75,473	75,918	445
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	151,997	153,159	(1,162)
		Australian Dollar	Sell	4/17/19	151,997	153,472	1,475
		British Pound	Buy	6/19/19	157,162	159,782	(2,620)
		Canadian Dollar	Sell	4/17/19	265,908	264,970	(938)
		Euro	Sell	6/19/19	191,503	195,981	4,478
		Japanese Yen	Buy	5/15/19	77,875	76,015	1,860
		New Zealand Dollar	Buy	4/17/19	74,863	74,657	206
		New Zealand Dollar	Sell	4/17/19	74,863	75,719	856
		Norwegian Krone	Buy	6/19/19	204,729	206,561	(1,832)
		Swedish Krona	Sell	6/19/19	50,491	50,904	413
		Swiss Franc	Sell	6/19/19	23,775	23,778	3
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	274,590	273,168	1,422
		Canadian Dollar	Sell	4/17/19	153,990	155,337	1,347
		Euro	Sell	6/19/19	231,249	234,297	3,048
		Japanese Yen	Sell	5/15/19	114,975	115,241	266
		New Zealand Dollar	Buy	4/17/19	75,953	75,581	372
		New Zealand Dollar	Sell	4/17/19	75,953	75,868	(85)
		Norwegian Krone	Sell	6/19/19	44,864	45,356	492
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	6,535	5,775	760
		British Pound	Sell	6/19/19	75,835	75,868	33
		Canadian Dollar	Sell	4/17/19	135,874	129,614	(6,260)
		Euro	Sell	6/19/19	157,628	160,308	2,680
		Japanese Yen	Sell	5/15/19	249,631	253,559	3,928
		New Zealand Dollar	Sell	4/17/19	22,139	22,267	128
		Norwegian Krone	Buy	6/19/19	211,102	212,867	(1,765)
		Swedish Krona	Sell	6/19/19	99,381	99,378	(3)
	UBS AG
		Australian Dollar	Buy	4/17/19	227,499	227,344	155
		Canadian Dollar	Sell	4/17/19	75,161	75,724	563
		Euro	Sell	6/19/19	231,474	234,982	3,508
		Japanese Yen	Sell	5/15/19	74,028	77,719	3,691
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	150,790	152,121	(1,331)
		Canadian Dollar	Buy	4/17/19	37,581	37,512	69
		Canadian Dollar	Sell	4/17/19	37,581	37,911	330
		Euro	Sell	6/19/19	2,597	2,641	44
		New Zealand Dollar	Buy	4/17/19	76,839	76,664	175
		New Zealand Dollar	Sell	4/17/19	76,839	76,617	(222)

	Unrealized appreciation						68,559

	Unrealized (depreciation)						(38,510)

	Total						$30,049
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	14	$1,984,080	$1,986,460	Jun-19	$(15,518)
S&P Mid Cap 400 Index E-Mini (Long)	18	3,413,286	3,421,800	Jun-19	18,960
U.S. Treasury Note 10 yr (Long)	75	9,316,406	9,316,406	Jun-19	39,256

Unrealized appreciation					58,216

Unrealized (depreciation)					(15,518)

Total					$42,698

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $7,079) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$932,163	GBP	$715,700	$270
Citibank, N.A.
SPDR S&P 500 ETF Trust (Call)	Apr-19/292.50	854,220		3,024	11
SPDR S&P 500 ETF Trust (Call)	Apr-19/293.00	860,999		3,048	473
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	648,800		648,800	1

Total					$755

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$14,400	$(563)	$(110)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(159)
Citibank, N.A.
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(108)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(161)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(23)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(45)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(277)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(642)

Unrealized appreciation				—

Unrealized (depreciation)				(1,525)

Total				$(1,525)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,000	$466		$—	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$494
		2,692,700	11,054	(E)	14,109	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,056
		3,477,000	36,502	(E)	44,245	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,744
		2,072,300	43,361	(E)	(49,981)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(6,621)
		20,000	924	(E)	1,012	6/19/49	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	88
		2,479,000	29,723	(E)	15,740	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	45,463
		4,546,000	26,340	(E)	(12,381)	6/19/24	2.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,720)
		1,700	16	(E)	—	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17)
		115,000	616		(2)	4/1/29	3 month USD-LIBOR-BBA — Quarterly	2.355% — Semiannually	(617)
	AUD	3,649,000	22,891	(E)	2,013	6/19/24	1.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(20,878)
	AUD	197,000	2,586	(E)	285	6/19/29	2.25% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,301)
	CAD	388,000	1,117	(E)	2,211	6/19/24	2.00% — Semiannually	3 month CAD-BA-CDOR — Semiannually	1,093
	CHF	512,000	8,021	(E)	(759)	6/19/29	6 month CHF-LIBOR-BBA — Semiannually	0.20% — Annually	7,263
	CHF	940,000	4,588	(E)	487	6/19/24	—	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	(4,100)
	EUR	1,639,000	7,169	(E)	1,730	6/19/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.12% — Annually	8,899
	EUR	2,488,000	25,861	(E)	9,550	6/19/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	35,410
	GBP	208,000	3,299	(E)	(522)	6/19/29	6 month GBP-LIBOR-BBA — Semiannually	1.35% — Semiannually	2,776
	GBP	647,000	5,113	(E)	2,788	6/19/24	6 month GBP-LIBOR-BBA — Semiannually	1.20% — Semiannually	7,901
	NOK	3,743,000	445	(E)	(621)	6/19/24	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(176)
	NOK	3,000	1	(E)	2	6/19/29	6 month NOK-NIBOR-NIBR — Semiannually	2.00% — Annually	2
	NZD	2,248,000	16,010	(E)	1,042	6/19/24	2.00% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(14,967)
	NZD	121,000	1,639	(E)	118	6/19/29	2.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,522)
	SEK	1,861,000	422	(E)	(89)	6/19/24	0.45% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(511)
	SEK	6,058,000	4,768	(E)	68	6/19/29	3 month SEK-STIBOR-SIDE — Quarterly	0.95% — Annually	4,836

	Total				$31,045				$34,595
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$10,988,515	$11,084,912	$—	3/30/20	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$96,397
	10,987,515	11,088,583	—	3/30/20	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(101,068)
	1,475	1,426	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(35)
	1,475	1,426	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(35)
	Barclays Bank PLC
	1,645,354	1,770,220	—	7/26/19	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	(116,588)
	3,403	3,293	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	82
	681	658	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16)
	1,616	1,594	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
	Citibank, N.A.
	10,273,826	10,290,070		11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Monthly	A basket (CGPUTQL2) of common stocks — Monthly*	33,971
	10,883	10,046	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	AAR Corp. — Monthly	853
	24,903	24,850	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	89
	26,350	27,074	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	(685)
	32,770	29,746	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	3,072
	87,469	90,057	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ally Financial Inc — Monthly	(2,459)
	23,907	23,761	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(375)
	19,501	19,210	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Balchem Corporation — Monthly	321
	24,774	24,794	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	17
	110,392	128,362	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Carmax, Inc — Monthly	(17,898)
	34,329	33,243	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Catalent, Inc. — Monthly	1,122
	83,205	85,415	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	(2,087)
	249,085	244,665	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	4,611
	47,805	49,887	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coty, Inc. — Monthly	(2,033)
	14,757	17,491	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	(2,721)
	127,906	132,405	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Domino's Pizza, Inc. — Monthly	(4,643)
	20,471	18,761	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	1,741
	32,113	32,215	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	(56)
	6,854	7,356	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	GTT Communications Inc — Monthly	(605)
	68,598	66,228	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	2,472
	105,415	101,259	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hasbro, Inc. — Monthly	4,313
	15,343	13,775	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Home BancShares — Monthly	1,591
	23,203	23,436	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(199)
	58,330	57,910	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	506
	14,672	13,638	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	1,055
	34,188	36,047	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Instructure Inc — Monthly	(1,808)
	68,893	69,796	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Insulet Corp. — Monthly	(801)
	44,859	42,119	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Jabil, Inc. — Monthly	2,807
	8,815	9,021	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	John Wiley & Sons, Inc. — Monthly	(193)
	237,537	248,857	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	(10,968)
	16,000	14,858	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kulicke & Soffa Industries — Monthly	1,085
	58,608	59,211	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MasTec, Inc. — Monthly	(516)
	29,694	29,223	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Medidata Solutions, Inc. — Monthly	515
	353,751	350,725	—	9/20/19	3 month USD-LIBOR-BBA minus 0.27% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	3,304
	773,501	765,129	—	3/19/20	3 month USD-LIBOR-BBA plus 0.11% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	9,016
	193,130	206,980	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netapp Inc — Monthly	(13,565)
	20,309	19,482	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Omnicell, Inc. — Monthly	857
	61,661	58,301	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	3,451
	22,212	23,814	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(1,569)
	55,232	56,082	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	(768)
	21,922	23,210	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	(1,256)
	29,448	29,959	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(466)
	142,480	144,857	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(2,165)
	185,931	193,094	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	(7,818)
	26,233	17,707	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	8,557
	5,274,535	5,283,701	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(9,166)
	58,650	57,362	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	1,418
	945	914	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22)
	256,334	257,751	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(1,073)
	113,288	106,994	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Textron Inc — Monthly	6,419
	42,933	42,835	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Timken Company — Monthly	162
	39,144	34,574	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Trex Company, Inc. — Monthly	4,595
	61,912	52,053	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	9,951
	8,924	8,492	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	446
	103,747	108,558	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(4,657)
	Credit Suisse International
	3,724,027	3,752,658	—	2/12/20	1 month USD-LIBOR-BBA plus 0.22% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(23,582)
	186,280	186,807	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	690
	8,198	7,932	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(198)
	4,646	4,346	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(261)
	696	674	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(17)
	10,178	9,521	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(567)
	4,723	4,418	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(263)
	5,785	5,596	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	136
	Goldman Sachs International
	9,165,856	9,227,033	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	92,574
	9,202,936	9,175,768	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	(1,913)
	8,943,837	8,986,331	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	40,532
	8,379,356	8,401,981	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(25,955)
	937,232	985,246	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	47,926
	559,152	560,482	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	1,251
	381,834	379,648	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(2,267)
	187,646	186,837	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry US Excess Return Strategy — Monthly†	(835)
	1,141,766	1,137,794	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(4,215)
	146,317	147,442	—	12/12/19	1 month USD-LIBOR-BBA plus 0.21% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(905)
	4,539	4,354	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	150
	5,491	5,313	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	133
	4,723	4,418	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(263)
	JPMorgan Chase Bank N.A.
	771,459	778,761	—	3/25/20	(1 month USD-LIBOR-BBA plus 0.18%) — Monthly	Energy Select Sector SPDR — Monthly	7,016
	1,210	1,170	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(28)
	JPMorgan Securities LLC
	5,887	5,507	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	328
	13,736	12,849	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	765
	UBS AG
	339,827	370,307	—	2/12/20	(3 month USD-LIBOR-BBA plus 0.90%) — Quarterly	MSCI Daily TR Net Emerging Markets India — Quarterly	28,924
	2,141,822	2,121,004	—	8/21/19	1 month USD-LIBOR-BBA — Monthly	MSCI Emerging Markets TR Net USD — Monthly	22,445

	Upfront premium received		—	Unrealized appreciation			447,666

	Upfront premium (paid)		—	Unrealized (depreciation)			(369,587)

		Total	$—			Total	$78,079
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Alphabet, Inc. Class A	Communication Services	381	$448,718	4.05%
JPMorgan Chase & Co.	Financials	3,034	307,122	2.77%
Cisco Systems, Inc.	Information Technology	5,019	270,954	2.44%
Verizon Communications, Inc.	Communication Services	4,354	257,429	2.32%
Boeing Co. (The)	Industrials	671	256,018	2.31%
Apple, Inc.	Information Technology	1,286	244,223	2.20%
Chevron Corp.	Energy	1,938	238,707	2.15%
Amazon.com, Inc.	Consumer Discretionary	130	231,164	2.09%
Citigroup, Inc.	Financials	3,695	229,892	2.07%
Oracle Corp.	Information Technology	4,144	222,600	2.01%
IBM Corp.	Information Technology	1,562	220,441	1.99%
Home Depot, Inc. (The)	Consumer Discretionary	1,114	213,825	1.93%
Microsoft Corp.	Information Technology	1,798	212,106	1.91%
Starbucks Corp.	Consumer Discretionary	2,764	205,485	1.85%
Adobe, Inc.	Information Technology	687	183,072	1.65%
Coca-Cola Co. (The)	Consumer Staples	3,702	173,458	1.56%
Lowe's Cos., Inc.	Consumer Discretionary	1,445	158,193	1.43%
Johnson & Johnson	Health Care	1,111	155,368	1.40%
Medtronic PLC	Health Care	1,584	144,228	1.30%
Abbott Laboratories	Health Care	1,786	142,734	1.29%
Amgen, Inc.	Health Care	708	134,508	1.21%
Facebook, Inc. Class A	Communication Services	797	132,823	1.20%
ConocoPhillips	Energy	1,970	131,507	1.19%
PepsiCo, Inc.	Consumer Staples	1,069	131,004	1.18%
Merck & Co., Inc.	Health Care	1,527	127,026	1.15%
Intuit, Inc.	Information Technology	459	120,042	1.08%
Honeywell International, Inc.	Industrials	709	112,597	1.02%
Xilinx, Inc.	Information Technology	888	112,553	1.02%
Lockheed Martin Corp.	Industrials	351	105,486	0.95%
Walgreens Boots Alliance, Inc.	Consumer Staples	1,597	101,025	0.91%
NXP Semiconductors NV	Information Technology	1,141	100,894	0.91%
Automatic Data Processing, Inc.	Information Technology	623	99,534	0.90%
Mondelez International, Inc. Class A	Consumer Staples	1,868	93,247	0.84%
MetLife, Inc.	Financials	2,132	90,780	0.82%
Walmart, Inc.	Consumer Staples	917	89,412	0.81%
Morgan Stanley	Financials	2,101	88,644	0.80%
Delta Air Lines, Inc.	Industrials	1,585	81,848	0.74%
Booking Holdings, Inc.	Consumer Discretionary	46	80,190	0.72%
United Continental Holdings, Inc.	Industrials	1,003	80,016	0.72%
Exelon Corp.	Utilities	1,595	79,936	0.72%
Valero Energy Corp.	Energy	930	78,912	0.71%
Procter & Gamble Co. (The)	Consumer Staples	752	78,236	0.71%
AbbVie, Inc.	Health Care	925	74,512	0.67%
Phillips 66	Energy	779	74,132	0.67%
LyondellBasell Industries NV Class A	Materials	870	73,120	0.66%
Sysco Corp.	Consumer Staples	1,027	68,580	0.62%
Pfizer, Inc.	Health Care	1,579	67,064	0.61%
Broadcom, Inc.	Information Technology	221	66,540	0.60%
Cummins, Inc.	Industrials	420	66,297	0.60%
Biogen, Inc.	Health Care	274	64,863	0.59%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	2,565	$259,607	2.52%
Alphabet, Inc. Class A	Communication Services	220	259,356	2.52%
Intuit, Inc.	Information Technology	814	212,677	2.07%
Starbucks Corp.	Consumer Discretionary	2,725	202,562	1.97%
Apple, Inc.	Information Technology	1,052	199,907	1.94%
Mondelez International, Inc. Class A	Consumer Staples	3,870	193,175	1.88%
TJX Cos., Inc. (The)	Consumer Discretionary	3,613	192,233	1.87%
Microsoft Corp.	Information Technology	1,630	192,211	1.87%
Automatic Data Processing, Inc.	Information Technology	1,202	192,044	1.87%
Texas Instruments, Inc.	Information Technology	1,760	186,708	1.81%
Lowe's Cos., Inc.	Consumer Discretionary	1,618	177,111	1.72%
Exelon Corp.	Utilities	3,456	173,253	1.68%
American Electric Power Co., Inc.	Utilities	2,015	168,786	1.64%
Raytheon Co.	Industrials	897	163,280	1.59%
Coca-Cola Co. (The)	Consumer Staples	3,418	160,171	1.56%
Exxon Mobil Corp.	Energy	1,978	159,848	1.55%
Cognizant Technology Solutions Corp. Class A	Information Technology	2,184	158,254	1.54%
TWDC Enterprises 18 Corp.	Communication Services	1,390	154,383	1.50%
Honeywell International, Inc.	Industrials	971	154,339	1.50%
Norfolk Southern Corp.	Industrials	780	145,817	1.42%
Occidental Petroleum Corp.	Energy	2,198	145,486	1.41%
Northrop Grumman Corp.	Industrials	537	144,673	1.41%
Humana, Inc.	Health Care	528	140,507	1.37%
American Express Co.	Financials	1,285	140,431	1.36%
Johnson & Johnson	Health Care	977	136,578	1.33%
Cisco Systems, Inc.	Information Technology	2,466	133,146	1.29%
Amazon.com, Inc.	Consumer Discretionary	73	129,659	1.26%
Omnicom Group, Inc.	Communication Services	1,701	124,171	1.21%
Comerica, Inc.	Financials	1,624	119,067	1.16%
Verizon Communications, Inc.	Communication Services	1,988	117,561	1.14%
Fidelity National Information Services, Inc.	Information Technology	1,024	115,761	1.12%
Baxter International, Inc.	Health Care	1,419	115,369	1.12%
Centene Corp.	Health Care	2,158	114,600	1.11%
Pfizer, Inc.	Health Care	2,643	112,264	1.09%
AutoZone, Inc.	Consumer Discretionary	110	112,197	1.09%
Allstate Corp. (The)	Financials	1,180	111,151	1.08%
VICI Properties, Inc.	Real Estate	5,063	110,780	1.08%
Citrix Systems, Inc.	Information Technology	1,096	109,237	1.06%
Merck & Co., Inc.	Health Care	1,279	106,396	1.03%
F5 Networks, Inc.	Information Technology	649	101,827	0.99%
Ross Stores, Inc.	Consumer Discretionary	1,067	99,338	0.97%
Waste Management, Inc.	Industrials	945	98,159	0.95%
Sysco Corp.	Consumer Staples	1,462	97,605	0.95%
Kinder Morgan, Inc.	Energy	4,857	97,196	0.94%
NXP Semiconductors NV	Information Technology	1,080	95,474	0.93%
Facebook, Inc. Class A	Communication Services	566	94,409	0.92%
Marathon Petroleum Corp.	Energy	1,528	91,457	0.89%
Fiserv, Inc.	Information Technology	1,025	90,509	0.88%
Equity Residential Trust	Real Estate	1,182	89,058	0.87%
Cadence Design Systems, Inc.	Information Technology	1,396	88,660	0.86%

A BASKET (GSGLPW2L) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rio Tinto PLC (United Kingdom)	Materials	1,348	$78,358	0.85%
Unilever PLC (United Kingdom)	Consumer Staples	1,353	77,477	0.84%
BHP Billiton PLC (United Kingdom)	Materials	3,212	77,364	0.84%
Macquarie Group, Ltd. (Australia)	Financials	837	76,944	0.83%
Telstra Corp., Ltd. (Australia)	Communication Services	32,238	76,029	0.82%
Hoya Corp. (Japan)	Health Care	1,146	75,672	0.82%
Swiss Life Holding AG (Switzerland)	Financials	171	75,345	0.82%
Dassault Systemes SA (France)	Information Technology	502	74,868	0.81%
Shin-Etsu Chemical Co., Ltd. (Japan)	Materials	891	74,714	0.81%
Peugeot SA (France)	Consumer Discretionary	3,044	74,311	0.81%
Goodman Group (Australia)	Real Estate	7,825	74,210	0.80%
Legal & General Group PLC (United Kingdom)	Financials	20,507	73,565	0.80%
Partners Group Holding AG (Switzerland)	Financials	101	73,480	0.80%
Deutsche Telekom AG (Germany)	Communication Services	4,355	72,350	0.78%
Shinhan Financial Group Co., Ltd. (South Korea)	Financials	1,948	72,096	0.78%
Kering SA (France)	Consumer Discretionary	122	69,834	0.76%
Scentre Group (Australia)	Real Estate	23,723	69,259	0.75%
Fila Korea, Ltd. (South Korea)	Consumer Discretionary	1,003	68,955	0.75%
GlaxoSmithKline PLC (United Kingdom)	Health Care	3,308	68,822	0.75%
IHI Corp. (Japan)	Industrials	2,828	67,948	0.74%
Allianz SE (Germany)	Financials	303	67,518	0.73%
Compagnie Generale des Etablissements Michelin SCA (France)	Consumer Discretionary	567	67,085	0.73%
Carnival PLC (United Kingdom)	Consumer Discretionary	1,349	66,180	0.72%
Deutsche Boerse AG (Germany)	Financials	515	66,037	0.72%
Persimmon PLC (United Kingdom)	Consumer Discretionary	2,322	65,651	0.71%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,864	65,268	0.71%
Boliden AB (Sweden)	Materials	2,282	65,102	0.71%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,798	64,584	0.70%
CSL, Ltd. (Australia)	Health Care	466	64,509	0.70%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer Staples	2,403	64,007	0.69%
Samsung Electronics Co., Ltd. (South Korea)	Information Technology	1,610	63,333	0.69%
Sandvik AB (Sweden)	Industrials	3,890	63,321	0.69%
SK Hynix, Inc. (South Korea)	Information Technology	964	63,048	0.68%
BAE Systems PLC (United Kingdom)	Industrials	9,980	62,732	0.68%
Eni SpA (Italy)	Energy	3,536	62,548	0.68%
Meiji Holdings Co., Ltd. (Japan)	Consumer Staples	768	62,397	0.68%
Ashtead Group PLC (United Kingdom)	Industrials	2,580	62,286	0.68%
Hitachi, Ltd. (Japan)	Information Technology	1,861	60,266	0.65%
Delta Electronics, Inc. (Taiwan)	Information Technology	11,575	59,713	0.65%
ACS Actividades de Construccion y Servicios SA (Spain)	Industrials	1,350	59,357	0.64%
Swedish Match AB (Sweden)	Consumer Staples	1,159	59,216	0.64%
Fiat Chrysler Automobiles NV(NON) (Italy)	Consumer Discretionary	3,922	58,446	0.63%
Mizuho Financial Group, Inc. (Japan)	Financials	37,534	58,090	0.63%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer Discretionary	8,444	57,493	0.62%
Sumitomo Corp. (Japan)	Industrials	4,153	57,445	0.62%
Safran SA (France)	Industrials	416	57,128	0.62%
Shionogi & Co., Ltd. (Japan)	Health Care	912	56,441	0.61%
Baloise Holding AG (Switzerland)	Financials	338	55,902	0.61%
Carlsberg A/S Class B (Denmark)	Consumer Staples	441	55,098	0.60%
Obayashi Corp. (Japan)	Industrials	5,468	55,032	0.60%

A BASKET (GSGLPW2S) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Yaskawa Electric Corp. (Japan)	Information Technology	2,476	$77,722	0.85%
MS&AD Insurance Group Holdings (Japan)	Financials	2,535	77,195	0.84%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	1,044	76,023	0.83%
Singapore Telecommunications, Ltd. (Singapore)	Communication Services	34,065	75,951	0.83%
Canon, Inc. (Japan)	Information Technology	2,602	75,540	0.82%
Intesa Sanpaolo SpA (Italy)	Financials	30,666	74,756	0.81%
Umicore SA (Belgium)	Materials	1,652	73,431	0.80%
ThyssenKrupp AG (Germany)	Materials	5,331	73,296	0.80%
Nissan Motor Co., Ltd. (Japan)	Consumer Discretionary	8,916	73,159	0.80%
Japan Tobacco, Inc. (Japan)	Consumer Staples	2,946	73,062	0.80%
Commonwealth Bank of Australia (Australia)	Financials	1,441	72,317	0.79%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication Services	20,182	71,703	0.78%
Sysmex Corp. (Japan)	Health Care	1,186	71,656	0.78%
S-Oil Corp. (South Korea)	Energy	900	71,021	0.77%
Nitori Holdings Co., Ltd. (Japan)	Consumer Discretionary	538	69,544	0.76%
AIA Group, Ltd. (Hong Kong)	Financials	6,973	69,424	0.76%
LafargeHolcim, Ltd. (Switzerland)	Materials	1,399	69,086	0.75%
Sumitomo Metal Mining Co., Ltd. (Japan)	Materials	2,323	68,631	0.75%
Atlas Copco AB Class A (Sweden)	Industrials	2,530	68,094	0.74%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health Care	1,650	67,407	0.73%
Prudential PLC (United Kingdom)	Financials	3,341	66,935	0.73%
Air Liquide SA (France)	Materials	521	66,372	0.72%
Ferrovial SA (Spain)	Industrials	2,828	66,294	0.72%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,096	65,927	0.72%
Pernod Ricard SA (France)	Consumer Staples	366	65,726	0.72%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	1,112	65,246	0.71%
Westpac Banking Corp. (Australia)	Financials	3,526	64,913	0.71%
FANUC Corp. (Japan)	Industrials	380	64,820	0.71%
Samsung Biologics Co., Ltd. (South Korea)	Health Care	229	64,598	0.70%
Misumi Group, Inc. (Japan)	Industrials	2,583	64,214	0.70%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	759	63,752	0.69%
James Hardie Industries PLC (CDI) (Australia)	Materials	4,867	62,709	0.68%
Siemens AG (Germany)	Industrials	580	62,488	0.68%
EssilorLuxottica SA (France)	Consumer Discretionary	570	62,292	0.68%
ITOCHU Corp. (Japan)	Industrials	3,418	61,834	0.67%
HSBC Holdings PLC (United Kingdom)	Financials	7,592	61,659	0.67%
Weir Group PLC (The) (United Kingdom)	Industrials	3,034	61,586	0.67%
Danone SA (France)	Consumer Staples	777	59,908	0.65%
Telefonica SA (Spain)	Communication Services	7,084	59,412	0.65%
Assicurazioni Generali SpA (Italy)	Financials	3,179	58,890	0.64%
Amorepacific Corp. (South Korea)	Consumer Staples	354	58,824	0.64%
Orange SA (France)	Communication Services	3,567	58,074	0.63%
Transurban Group (Units) (Australia)	Industrials	6,074	56,956	0.62%
Airbus SE (France)	Industrials	427	56,481	0.62%
Julius Baer Group, Ltd. (Switzerland)	Financials	1,390	56,153	0.61%
British Land Co., PLC (The) (United Kingdom)	Real Estate	7,309	56,096	0.61%
Bunzl PLC (United Kingdom)	Industrials	1,686	55,610	0.61%
Vinci SA (France)	Industrials	566	55,160	0.60%
Akzo Nobel NV (Netherlands)	Materials	620	54,954	0.60%
AstraZeneca PLC (United Kingdom)	Health Care	684	54,667	0.60%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Expeditors International of Washington, Inc.	Industrials	785	$59,575	0.66%
Keysight Technologies, Inc.	Information Technology	678	59,159	0.66%
Zions Bancorporation	Financials	1,302	59,144	0.66%
Rio Tinto PLC (United Kingdom)	Materials	1,017	59,085	0.66%
Swiss Life Holding AG (Switzerland)	Financials	133	58,703	0.65%
Paychex, Inc.	Information Technology	729	58,433	0.65%
Cincinnati Financial Corp.	Financials	680	58,417	0.65%
Cisco Systems, Inc.	Information Technology	1,081	58,375	0.65%
Cummins, Inc.	Industrials	369	58,295	0.65%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	246	58,237	0.65%
Swisscom AG (Switzerland)	Communication Services	119	58,165	0.65%
Amgen, Inc.	Health Care	306	58,158	0.65%
Telia Company AB (Sweden)	Communication Services	12,879	58,110	0.65%
Eni SpA (Italy)	Energy	3,284	58,037	0.65%
Repsol SA (Spain)	Energy	3,378	57,830	0.64%
Pernod Ricard SA (France)	Consumer Staples	322	57,729	0.64%
Dexus Property Group (Australia)	Real Estate	6,381	57,724	0.64%
Diageo PLC (United Kingdom)	Consumer Staples	1,409	57,593	0.64%
Exelon Corp.	Utilities	1,145	57,390	0.64%
OGE Energy Corp.	Utilities	1,327	57,222	0.64%
Royal Bank of Canada (Canada)	Financials	754	56,851	0.63%
Xcel Energy, Inc.	Utilities	1,010	56,753	0.63%
NN Group NV (Netherlands)	Financials	1,362	56,573	0.63%
AMETEK, Inc.	Industrials	682	56,570	0.63%
Lamb Weston Holdings, Inc.	Consumer Staples	754	56,528	0.63%
Annaly Capital Management, Inc.	Financials	5,652	56,459	0.63%
National Bank of Canada (Canada)	Financials	1,247	56,269	0.63%
Endesa SA (Spain)	Utilities	2,204	56,220	0.63%
Expedia, Inc.	Consumer Discretionary	470	55,958	0.62%
Toronto-Dominion Bank (Canada)	Financials	1,027	55,726	0.62%
CH Robinson Worldwide, Inc.	Industrials	638	55,477	0.62%
Citrix Systems, Inc.	Information Technology	555	55,292	0.62%
Canadian Imperial Bank of Commerce (Canada)	Financials	696	55,020	0.61%
L'Oreal SA (France)	Consumer Staples	190	51,177	0.57%
AGNC Investment Corp.	Financials	2,785	50,138	0.56%
Raytheon Co.	Industrials	270	49,099	0.55%
Enagas SA (Spain)	Energy	1,682	48,934	0.54%
WEC Energy Group, Inc.	Utilities	616	48,706	0.54%
M&T Bank Corp.	Financials	302	47,365	0.53%
Mizuho Financial Group, Inc. (Japan)	Financials	30,352	46,913	0.52%
Red Electrica Corporacion SA (Spain)	Utilities	2,200	46,893	0.52%
Advanced Micro Devices, Inc.	Information Technology	1,836	46,855	0.52%
Givaudan SA (Switzerland)	Materials	18	46,660	0.52%
Eaton Corp. PLC	Industrials	577	46,461	0.52%
Ageas (Belgium)	Financials	959	46,251	0.51%
CGI Group, Inc. Class A (Canada)	Information Technology	671	46,119	0.51%
CIT Group, Inc.	Financials	952	45,644	0.51%
Partners Group Holding AG (Switzerland)	Financials	63	45,573	0.51%
Automatic Data Processing, Inc.	Information Technology	284	45,324	0.50%
Pentair PLC	Industrials	1,010	44,948	0.50%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Gartner, Inc.	Information Technology	369	$56,041	0.67%
Weyerhaeuser Co.	Real Estate	2,122	55,892	0.67%
SBA Communications Corp.	Real Estate	278	55,566	0.66%
IPG Photonics Corp.	Information Technology	366	55,502	0.66%
United Parcel Service, Inc. Class B	Industrials	494	55,231	0.66%
AIA Group, Ltd. (Hong Kong)	Financials	5,541	55,160	0.66%
ABB, Ltd. (Switzerland)	Industrials	2,935	55,147	0.66%
Ingredion, Inc.	Consumer Staples	581	55,003	0.65%
Cognizant Technology Solutions Corp. Class A	Information Technology	759	54,979	0.65%
Camden Property Trust	Real Estate	538	54,628	0.65%
Coca-Cola Co. (The)	Consumer Staples	1,164	54,533	0.65%
Prologis, Inc.	Real Estate	757	54,432	0.65%
Alexandria Real Estate Equities, Inc.	Real Estate	382	54,394	0.65%
Zurich Insurance Group AG (Switzerland)	Financials	164	54,273	0.65%
Vornado Realty Trust	Real Estate	804	54,214	0.65%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	921	54,006	0.64%
Banco Santander SA (Spain)	Financials	11,601	53,934	0.64%
Bunge, Ltd.	Consumer Staples	1,014	53,805	0.64%
Becton Dickinson and Co. (BD)	Health Care	215	53,641	0.64%
Macerich Co. (The)	Real Estate	1,234	53,476	0.64%
Koninklijke KPN NV (Netherlands)	Communication Services	16,839	53,382	0.64%
Westpac Banking Corp. (Australia)	Financials	2,899	53,357	0.64%
DBS Group Holdings, Ltd. (Singapore)	Financials	2,861	53,258	0.63%
Danone SA (France)	Consumer Staples	674	51,937	0.62%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	2,848	51,536	0.61%
Fortis, Inc. (Canada)	Utilities	1,349	49,876	0.59%
Principal Financial Group, Inc.	Financials	962	48,268	0.57%
Mid-America Apartment Communities, Inc.	Real Estate	438	47,849	0.57%
Panasonic Corp. (Japan)	Consumer Discretionary	5,331	45,898	0.55%
Telefonica SA (Spain)	Communication Services	5,414	45,363	0.54%
NiSource, Inc.	Utilities	1,564	44,819	0.53%
Applied Materials, Inc.	Information Technology	1,129	44,789	0.53%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	605	44,100	0.52%
Southern Co. (The)	Utilities	850	43,954	0.52%
Svenska Handelsbanken AB (Sweden)	Financials	4,165	43,949	0.52%
American Tower Corp.	Real Estate	221	43,553	0.52%
FedEx Corp.	Industrials	238	43,165	0.51%
Worldpay, Inc. Class A	Information Technology	380	43,132	0.51%
Sumitomo Realty & Development Co., Ltd. (Japan)	Real Estate	1,029	42,566	0.51%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	507	42,546	0.51%
Essity AB Class B (Sweden)	Consumer Staples	1,469	42,356	0.50%
Prudential PLC (United Kingdom)	Financials	2,083	41,712	0.50%
Ventas, Inc.	Real Estate	650	41,507	0.49%
Iron Mountain, Inc.	Real Estate	1,164	41,290	0.49%
GrubHub, Inc.	Consumer Discretionary	589	40,918	0.49%
Apple, Inc.	Information Technology	215	40,824	0.49%
Commonwealth Bank of Australia (Australia)	Financials	814	40,811	0.49%
Nidec Corp. (Japan)	Industrials	318	40,212	0.48%
Crown Castle International Corp.	Real Estate	308	39,482	0.47%
Deere & Co.	Industrials	243	38,777	0.46%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$127	5/11/63	300 bp — Monthly	$(58)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	254	5/11/63	300 bp — Monthly	(132)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	508	5/11/63	300 bp — Monthly	(259)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	508	5/11/63	300 bp — Monthly	(278)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	1,016	5/11/63	300 bp — Monthly	(124)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	1,153	1/17/47	300 bp — Monthly	(997)
	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	BB/P	1,087	9,000	1,070	1/17/47	500 bp — Monthly	22
	CMBX NA BBB-.6 Index	BBB-/P	815	6,000	762	5/11/63	300 bp — Monthly	57
	CMBX NA BBB-.6 Index	BBB-/P	1,387	13,000	1,651	5/11/63	300 bp — Monthly	(257)
	CMBX NA BBB-.6 Index	BBB-/P	13,423	95,000	12,065	5/11/63	300 bp — Monthly	1,413
	CMBX NA BBB-.6 Index	BBB-/P	38,951	268,000	34,036	5/11/63	300 bp — Monthly	5,071
	Credit Suisse International
	CMBX NA A.6 Index	A/P	449	9,000	198	5/11/63	200 bp — Monthly	254
	CMBX NA A.6 Index	A/P	1,015	20,000	440	5/11/63	200 bp — Monthly	583
	CMBX NA BBB-.6 Index	BBB-/P	760	6,000	762	5/11/63	300 bp — Monthly	1
	CMBX NA BBB-.6 Index	BBB-/P	802	7,000	889	5/11/63	300 bp — Monthly	(83)
	CMBX NA BBB-.6 Index	BBB-/P	2,065	18,000	2,286	5/11/63	300 bp — Monthly	(211)
	CMBX NA BBB-.6 Index	BBB-/P	3,807	35,000	4,445	5/11/63	300 bp — Monthly	(618)
	CMBX NA BBB-.6 Index	BBB-/P	24,378	228,000	28,956	5/11/63	300 bp — Monthly	(4,445)
	CMBX NA BBB-.6 Index	BBB-/P	33,152	229,000	29,083	5/11/63	300 bp — Monthly	4,202
	CMBX NA BBB-.6 Index	BBB-/P	38,943	269,000	34,163	5/11/63	300 bp — Monthly	4,937
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	2,305	1/17/47	300 bp — Monthly	1,676
	CMBX NA BBB-.7 Index	BBB-/P	14,931	202,000	9,312	1/17/47	300 bp — Monthly	5,736
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	309	6,000	132	5/11/63	200 bp — Monthly	179
	CMBX NA A.6 Index	A/P	419	8,000	176	5/11/63	200 bp — Monthly	246
	CMBX NA A.6 Index	A/P	1,170	23,000	506	5/11/63	200 bp — Monthly	673
	CMBX NA A.6 Index	A/P	3,977	62,000	1,364	5/11/63	200 bp — Monthly	2,637
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	381	5/11/63	300 bp — Monthly	(120)
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	381	5/11/63	300 bp — Monthly	(119)
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	635	5/11/63	300 bp — Monthly	(210)
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	762	5/11/63	300 bp — Monthly	(97)
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	889	5/11/63	300 bp — Monthly	(520)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	889	5/11/63	300 bp — Monthly	(294)
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	1,016	5/11/63	300 bp — Monthly	(378)
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	1,143	5/11/63	300 bp — Monthly	(702)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	1,143	5/11/63	300 bp — Monthly	(147)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	1,270	5/11/63	300 bp — Monthly	(47)
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	1,778	5/11/63	300 bp — Monthly	(610)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	1,905	5/11/63	300 bp — Monthly	(225)
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	2,032	5/11/63	300 bp — Monthly	199
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	2,032	5/11/63	300 bp — Monthly	(933)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	2,286	5/11/63	300 bp — Monthly	(1,398)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	3,429	5/11/63	300 bp — Monthly	(490)
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	4,572	5/11/63	300 bp — Monthly	(1,175)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	7,366	5/11/63	300 bp — Monthly	(199)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	369	1/17/47	300 bp — Monthly	331
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	784	1/17/47	300 bp — Monthly	674
	CMBX NA BBB-.7 Index	BBB-/P	1,478	20,000	922	1/17/47	300 bp — Monthly	568
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	437	19,000	418	5/11/63	200 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	100,016	756,000	96,012	5/11/63	300 bp — Monthly	4,444
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	21,399	191,000	24,257	5/11/63	300 bp — Monthly	(2,747)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	5,256	38,000	4,826	5/11/63	300 bp — Monthly	453
	CMBX NA BBB-.6 Index	BBB-/P	229	2,000	254	5/11/63	300 bp — Monthly	(23)
	CMBX NA BBB-.6 Index	BBB-/P	1,720	12,000	1,524	5/11/63	300 bp — Monthly	203

Upfront premium received			343,675		Unrealized appreciation			34,585

Upfront premium (paid)			—		Unrealized (depreciation)			(17,896)

	Total		$343,675				Total	$16,689
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	$(1,166)	$9,000	$1,143	11/18/54	(500 bp) — Monthly	$(28)
	CMBX NA BB.8 Index	(176)	1,000	166	10/17/57	(500 bp) — Monthly	(10)
	CMBX NA BB.9 Index	(1,265)	9,000	1,252	9/17/58	(500 bp) — Monthly	(19)
	CMBX NA BB.9 Index	(928)	6,000	835	9/17/58	(500 bp) — Monthly	(100)
	CMBX NA BB.9 Index	(924)	6,000	835	9/17/58	(500 bp) — Monthly	(96)
	CMBX NA BB.9 Index	(807)	6,000	835	9/17/58	(500 bp) — Monthly	23
	CMBX NA BB.9 Index	(780)	6,000	835	9/17/58	(500 bp) — Monthly	49
	CMBX NA BB.9 Index	(470)	3,000	417	9/17/58	(500 bp) — Monthly	(55)
	Credit Suisse International
	CMBX NA BB.10 Index	(801)	6,000	703	11/17/59	(500 bp) — Monthly	(103)
	CMBX NA BB.10 Index	(714)	6,000	703	11/17/59	(500 bp) — Monthly	(16)
	CMBX NA BB.7 Index	(1,447)	82,000	19,098	5/11/63	(500 bp) — Monthly	17,571
	CMBX NA BB.8 Index	(175)	1,000	166	10/17/57	(500 bp) — Monthly	(10)
	CMBX NA BB.9 Index	(1,437)	9,000	1,252	9/17/58	(500 bp) — Monthly	(193)
	CMBX NA BB.9 Index	(455)	3,000	417	9/17/58	(500 bp) — Monthly	(40)
	CMBX NA BB.9 Index	(308)	2,000	278	9/17/58	(500 bp) — Monthly	(32)
	CMBX NA BB.9 Index	(156)	1,000	139	9/17/58	(500 bp) — Monthly	(18)
	Goldman Sachs International
	CMBX NA BB.6 Index	(5,422)	53,000	12,344	5/11/63	(500 bp) — Monthly	6,870
	CMBX NA BB.7 Index	(605)	4,000	476	1/17/47	(500 bp) — Monthly	(134)
	CMBX NA BB.6 Index	(2,776)	19,000	4,425	5/11/63	(500 bp) — Monthly	1,631
	CMBX NA BB.7 Index	(10,482)	62,000	7,372	1/17/47	(500 bp) — Monthly	(3,171)
	CMBX NA BB.7 Index	(3,286)	18,000	2,140	1/17/47	(500 bp) — Monthly	(1,163)
	CMBX NA BB.7 Index	(164)	1,000	119	1/17/47	(500 bp) — Monthly	(46)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(281)	2,000	466	5/11/63	(500 bp) — Monthly	183
	CMBX NA BB.7 Index	(2,404)	19,000	2,259	1/17/47	(500 bp) — Monthly	(164)
	CMBX NA BBB-.7 Index	(7,171)	189,000	8,713	1/17/47	(300 bp) — Monthly	1,431
	Merrill Lynch International
	CMBX NA BB.10 Index	(357)	3,000	352	11/17/59	(500 bp) — Monthly	(7)
	CMBX NA BB.9 Index	(938)	6,000	835	9/17/58	(500 bp) — Monthly	(110)
	CMBX NA BB.9 Index	(393)	3,000	417	9/17/58	(500 bp) — Monthly	22
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,872)	38,000	1,752	1/17/47	(300 bp) — Monthly	(2,142)

Upfront premium received		—			Unrealized appreciation		27,780

Upfront premium (paid)		(50,160)			Unrealized (depreciation)		(7,657)

	Total	$(50,160)				Total	$20,123
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(250,617)	$4,163,000	$276,694	6/20/24	500 bp — Quarterly	$28,390

	Total		$(250,617)					$28,390
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$142,931	$2,395,000	$159,184	6/20/24	(500 bp) — Quarterly	$(17,584)

	Total	$142,931					$(17,584)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,547,401.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$42,600	$6,690,245	$5,755,770	$5,858	$977,075
	Putnam Short Term Investment Fund**	6,110,990	598,190	403,956	61,160	6,305,224

	Total Short-term investments	$6,153,590	$7,288,435	$6,159,726	$67,018	$7,282,299
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $977,075, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $962,669.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $260,732.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $224,155.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $252,962.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $3,221,521 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,210,740, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedgeinterest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $125,855 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $379,954 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $224,155 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$246,364	$495,718	$—
Capital goods	—	179,901	—
Communication services	31,061	370,076	—
Consumer cyclicals	288,935	385,974	—
Consumer staples	107,337	215,432	—
Energy	299,650	135,190	—
Financials	732,960	867,689	—
Health care	50,155	53,250	—
Technology	398,704	972,011	—
Transportation	58,151	29,936	—
Utilities and power	159,703	60,416	—

Total common stocks	2,373,020	3,765,593	—
Asset-backed securities	—	240,000	—
Commodity linked notes	—	2,038,999	—
Corporate bonds and notes	—	112,712	—
Foreign government and agency bonds and notes		188,750
Investment companies	2,624,162	—	—
Mortgage-backed securities	—	1,723,983	—
Purchased options outstanding	—	64,955	—
Purchased swap options outstanding	—	1,484	—
U.S. government and agency mortgage obligations	—	2,041,876	—
Warrants	—	287,124	—
Short-term investments	6,305,224	8,957,389	—

Totals by level	$11,302,406	$19,422,865	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$30,049	$—
Futures contracts	42,698	—	—
Written options outstanding	—	(755)	—
Forward premium swap option contracts	—	(1,525)	—
Interest rate swap contracts	—	3,550	—
Total return swap contracts	—	78,079	—
Credit default contracts	—	(138,211)	—

Totals by level	$42,698	$(28,813)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$349,290	$487,501
Foreign exchange contracts	72,486	38,781
Equity contracts	812,494	383,880
Interest rate contracts	171,276	127,936

Total	$1,405,546	$1,038,098

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$15,000
Purchased currency options (contract amount)	$1,700,000
Purchased swap option contracts (contract amount)	$95,000
Written equity option contracts (contract amount)	$6,000
Written currecny options (contract amount)	$2,000,000
Written swap option contracts (contract amount)	$120,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$15,300,000
Centrally cleared interest rate swap contracts (notional)	$28,500,000
OTC total return swap contracts (notional)	$90,400,000
OTC credit default contracts (notional)	$3,500,000
Centrally cleared credit default contracts (notional)	$6,600,000
Warrants (number of warrants)	87,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com